Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes
Earnings before income taxes	$ 2,051,099	$ 1,381,893
Canadian corporate tax rate (1)	24.60%	24.61%
Expected tax expense	$ 504,570	$ 340,084
Petroleum resource rent tax rate (PRRT) differential (2)	13,729	27,281
Foreign tax rate differentials (2) (3)	101,701	43,301
Equity based compensation expense	(11,610)	6,794
Amended returns and changes to estimated tax pools and tax positions	(5,691)	(14,391)
Statutory rate changes and the estimated reversal rates on temporary differences (4)	14,274	5,862
Derecognition (recognition) of deferred tax assets	(118,304)	(190,423)
Windfall tax	222,859
Other non-deductible items	16,509	14,689
Provision for income taxes	$ 738,037	$ 233,197